Stockholders’ Equity (Details) - Schedule of Black-Scholes Pricing Model Using the Range of Inputs	Mar. 31, 2024
Risk-free Interest Rate [Member]
Schedule of Black-Scholes Pricing Model Using the Range of Inputs [Line Items]
Warrant range of inputs	4.09
Expected Term (in years) [Member]
Schedule of Black-Scholes Pricing Model Using the Range of Inputs [Line Items]
Warrant range of inputs	10
Expected Volatility [Member]
Schedule of Black-Scholes Pricing Model Using the Range of Inputs [Line Items]
Warrant range of inputs	75
Expected Dividend Yield [Member]
Schedule of Black-Scholes Pricing Model Using the Range of Inputs [Line Items]
Warrant range of inputs	0